Income Taxes - Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	21.00%	35.00%
Difference in effective tax rate on foreign earnings and remittances	(6.80%)	(6.10%)	(12.60%)
Tax benefit from supply chain optimization	(1.00%)	(3.00%)	(2.30%)
Unrecognized tax benefit, net of reversals	3.40%	2.90%	2.30%
U.S. tax reform	0	(0.018)	0.265
Deferred taxes on deemed repatriation	0.80%	10.10%	0.30%
Global intangible low-taxed income	0.00%	1.80%	0.00%
Acquisition costs	0.50%	1.30%	0.00%
Establishment (release) of valuation allowance on state deferred	1.70%	(1.50%)	(1.70%)
State and local taxes	(0.80%)	0.60%	0.10%
Other, net	(1.40%)	(1.20%)	(2.70%)
Effective tax rate	17.40%	24.10%	44.90%